RESTATEMENT OF FINANCIAL STATEMENTS (Detail Textuals) (USD $)	0 Months Ended	12 Months Ended		75 Months Ended	84 Months Ended
	May 01, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Restatement Of Financial Statements [Abstract]
Amount received from State of Qatar for settlement of real estate development dispute	$ 1,000,000			$ 1,004,666 [1]	$ 1,004,666 [1]

[1]	As Restated - Note 10